Retirement Plans (narrative) (detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
General Discussion Of Pension And Other Postretirement Benefits [Abstract]
Decrease in Unfunded Status	$ 29,600
Defined Benefit Plan, Benefit Obligation	216,022	$ 214,036	$ 212,908
Employer contributions	8,200	23,100
Fair value of plan assets at end of year	207,829	176,238	157,948
Defined Benefit Plan, Accumulated Benefit Obligation	$ 199,200	$ 195,300
Expected return	7.25%	7.25%
Loss on plan assets	19.50%
Common stock included in plan assets	$ 18,400	$ 18,400
401 (k) match	1,900	1,800	2,300
401 (k) match stock amount	2,017	1,820	2,123
Teamsters Plan Contributions	$ 2,300	$ 2,500	$ 2,400
Contribution Percentage	5.00%
Discount rate - benefit obligation	4.35%	4.36%
Actual gain on plan assets	$ 34,304	$ 2,126
Accumulated Other Comprehensive Loss	16,900
Tax on Accumulated Other Comprehensive Loss	$ 10,800